Customer Assets and Liabilities (Details) - Schedule of Cash and Digital Positions - Nukkleus Inc.[Member] - USD ($)	Jun. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of cash and digital positions [Abstract]
Customer custodial cash	$ 1,712,095	$ 2,020,394	$ 799,302
Customer digital currency assets		248,214	1,168,349
Total customer assets	1,712,095	2,268,608	1,967,651
Customer custodial cash liabilities	1,703,893	2,020,717	799,302
Customer digital currency liabilities		248,214	1,168,349
Total customer liabilities	$ 1,703,893	$ 2,268,931	$ 1,967,651